15. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 5,019,398	R$ 7,197,636
Initial adoption IFRS 16	61
Additions	(145,103)	(235,422)
Disposals	(18,312)
Transfers	52,507	122,013
Restatement by Hyperinflation		673,997
Exchange rate variation	(472)	(12,607)
Transfer - held for sale		(2,726,219)
Ending balance	4,908,079	5,019,398
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,530,098	7,776,959
Initial adoption IFRS 16	61
Additions	93,786	35,804
Disposals	(95,693)	(121,929)
Transfers	52,517	121,760
Restatement by Hyperinflation		763,241
Exchange rate variation	3,757	5,748
Transfer - held for sale		(3,051,485)
Ending balance	5,584,526	5,530,098
Cost [Member] | Non-Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	90,012	62,043
Additions	8,105	33,748
Disposals
Transfers
Restatement by Hyperinflation		9,057
Exchange rate variation	1,112	(130)
Transfer - held for sale		(14,706)
Ending balance	99,229	90,012
Cost [Member] | Goodwill for Future Profitability [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,694,967	4,192,228
Additions
Disposals
Transfers
Restatement by Hyperinflation		323,904
Exchange rate variation	18,635	116,746
Transfer - held for sale		(1,937,911)
Ending balance	2,713,602	2,694,967
Cost [Member] | Import Quotas [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		111,731
Additions
Transfers
Restatement by Hyperinflation
Exchange rate variation		12,251
Transfer - held for sale		(123,982)
Ending balance
Cost [Member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,022	15,022
Additions
Disposals	(418)
Transfers
Restatement by Hyperinflation
Exchange rate variation
Ending balance	14,604	15,022
Cost [Member] | Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,336,162	1,649,910
Additions
Disposals
Transfers
Restatement by Hyperinflation		250,731
Exchange rate variation	(13,900)	(140,196)
Transfer - held for sale		(424,283)
Ending balance	1,322,262	1,336,162
Cost [Member] | Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,066	6,867
Additions		16
Disposals
Transfers	235	(68)
Restatement by Hyperinflation
Exchange rate variation	4	(199)
Transfer - held for sale		(550)
Ending balance	6,305	6,066
Cost [Member] | Customer Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	896,039	1,220,801
Additions
Disposals
Transfers
Restatement by Hyperinflation		149,089
Exchange rate variation	(3,281)	19,281
Transfer - held for sale		(493,132)
Ending balance	892,758	896,039
Cost [Member] | Supplier Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,049
Additions
Transfers
Restatement by Hyperinflation
Exchange rate variation		369
Transfer - held for sale		(2,418)
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	491,830	516,308
Initial adoption IFRS 16	61
Additions	38,259	2,040
Disposals	(95,275)	(121,929)
Transfers	87,576	121,828
Restatement by Hyperinflation		30,460
Exchange rate variation	1,164	(2,374)
Transfer - held for sale		(54,503)
Ending balance	523,615	491,830
Cost [Member] | Intangible In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance
Initial adoption IFRS 16
Additions	47,422
Transfers	(35,294)
Exchange rate variation	23
Ending balance	12,151
Amortization/Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(510,700)	(579,323)
Initial adoption IFRS 16
Additions	(238,889)	(271,226)
Disposals	77,381	121,929
Transfers	(10)	253
Restatement by Hyperinflation		(89,244)
Exchange rate variation	(4,229)	(18,355)
Transfer - held for sale		325,266
Ending balance	R$ (676,447)	R$ (510,700)
Amortization/Depreciation [Member] | Non-Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	33.67%	32.70%
Beginning balance	R$ (45,802)	R$ (23,501)
Initial adoption IFRS 16
Additions	(27,811)	(26,794)
Disposals
Transfers
Restatement by Hyperinflation		(5,786)
Exchange rate variation	(577)	920
Transfer - held for sale		9,359
Ending balance	(74,190)	R$ (45,802)
Amortization/Depreciation [Member] | Import Quotas [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		89.94%
Beginning balance		R$ (93,139)
Additions		(14,365)
Restatement by Hyperinflation
Exchange rate variation		(11,325)
Transfer - held for sale		118,829
Ending balance
Amortization/Depreciation [Member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	13.02%	13.24%
Beginning balance	R$ (11,552)	R$ (9,590)
Initial adoption IFRS 16
Additions	(1,546)	(1,963)
Disposals	354
Transfers
Restatement by Hyperinflation
Exchange rate variation
Transfer - held for sale
Ending balance	R$ (12,744)	R$ (11,552)
Amortization/Depreciation [Member] | Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	19.05%	19.98%
Beginning balance	R$ (5,149)	R$ (4,886)
Initial adoption IFRS 16
Additions	(470)	(840)
Disposals
Transfers
Restatement by Hyperinflation		(892)
Exchange rate variation	(7)	202
Transfer - held for sale		1,267
Ending balance	R$ (5,626)	R$ (5,149)
Amortization/Depreciation [Member] | Customer Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	7.31%	9.50%
Beginning balance	R$ (172,450)	R$ (154,530)
Initial adoption IFRS 16
Additions	(67,137)	(99,700)
Disposals
Transfers
Restatement by Hyperinflation		(55,599)
Exchange rate variation	(2,676)	(11,751)
Transfer - held for sale		149,130
Ending balance	R$ (242,263)	R$ (172,450)
Amortization/Depreciation [Member] | Supplier Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		5.00%
Beginning balance		R$ (102)
Additions		(115)
Restatement by Hyperinflation
Exchange rate variation		(25)
Transfer - held for sale		R$ 242
Amortization/Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)	23.18%	19.68%
Beginning balance	R$ (275,747)	R$ (293,575)
Initial adoption IFRS 16
Additions	(141,925)	(127,449)
Disposals	77,027	121,929
Transfers	(10)	253
Restatement by Hyperinflation		(26,967)
Exchange rate variation	(969)	3,624
Transfer - held for sale		46,439
Ending balance	R$ (341,624)	R$ (275,747)